Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Balance, beginning of year	$ 2,050	$ 2,120	$ 3,271
Amortization		(70)	(1,151)
Transfer to held-for-sale	$ (2,050)
Balance, end of year		$ 2,050	$ 2,120